UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



                         THE ADVISORS' INNER CIRCLE FUND



THE MCKEE INTERNATIONAL EQUITY PORTFOLIO

SEMI-ANNUAL REPORT                                                APRIL 30, 2005

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2005
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1

Statement of Net Assets .....................................................  3

Statement of Operations .....................................................  8

Statement of Changes in Net Assets ..........................................  9

Financial Highlights ........................................................ 10

Notes to Financial Statements ............................................... 11

Disclosure of Portfolio Expenses ............................................ 19

Approval of Investment Advisory Agreements .................................. 21

--------------------------------------------------------------------------------




The Portfolio's Form N-Q will be available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
April 30, 2005

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

Global economic growth has slowed as higher prices for commodities, particularly energy, and subdued employment growth in the U.S. and Europe have begun to negatively impact consumption. The world remains dependent on the U.S. for consumer spending and China for production growth, as Continental Europe and Japan remain sluggish. Except for Japan, growth in Asia remains robust as the region benefits from increased trade with China. Despite rising commodity prices, inflation has increased only moderately. Corporate profits have generally been strong with U.S. and Japanese companies leading the way. The Federal Reserve has continued to raise short-term interest rates at a measured pace, but long-term rates remain low. Interest rates have remained stable in Europe and Japan. Aided by the rise in U.S. short-term rates, the dollar has stabilized against the major currencies despite the persistent U.S. trade and budget deficits. After a strong advance at the end of 2004, world equity markets have declined this year as investors reacted to lower growth forecasts. While developed markets have struggled, emerging markets have remained strong.

PERFORMANCE

The Portfolio's return of 8.45% trailed the 8.71% return of the benchmark Morgan Stanley Capital International Index ("MSCI") EAFE Index by 26 basis points for the six-month period ended April 30, 2005. Performance was hurt by over-weighting Japan and helped by over-weighting Industrials.

PORTFOLIO STRUCTURE

As of April 30, 2005, the Portfolio was invested in 18 countries. Europe was under-weighted with the largest negative exposures in the United Kingdom, Switzerland and Italy. The Portfolio was over-weighted in the Asia/Pacific Basin with the largest over-exposure to Japan. Emerging markets, which are not included in EAFE, accounted for about 2% of assets. Canada, which is also not included in EAFE, accounted for about 1% of the Portfolio. The Portfolio was over-weighted in Industrials and under-exposed to Telecommunications Services and Materials. On April 30, 2005, the Portfolio was invested in 66 companies.

OUTLOOK

The global economic expansion remains intact, though the rate of growth continues to slow. U.S. consumer spending remains the primary growth engine with production growth concentrated in China and the developing Asian countries. Any slowing of

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------
U.S. consumption would be quickly reflected throughout the world. Higher energy prices represent a major threat to continued growth. It remains uncertain whether OPEC output will increase sufficiently to supply the forecast rise in oil demand. Inflation remains subdued, but producers have lately been more successful in passing through rising input costs to customers. While the Federal Reserve continues to raise interest rates at a moderate pace, rates have been stable in Europe and Japan. Corporate profits have continued to advance along with the global economy, but the rate of change is also slowing. Though no longer inexpensive, equity valuations are not at extreme levels. Further stock appreciation is possible if global economic and earnings growth can be sustained.


Yours truly,


/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER




                       DEFINITION OF THE COMPARATIVE INDEX
                       -----------------------------------

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an unmanaged index comprised of over 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
PLOT POINTS ARE AS FOLLOWS:

17.3%    Commercial Banks
11.8%    Industrials
 9.9%    Consumer Discretionary
 8.7%    Consumer Staples
 7.9%    Energy
 7.8%    Healthcare
 6.1%    Insurance
 5.6%    Utilities
 5.2%    Materials
 4.9%    Telecommunication Services
 4.1%    Information Technology
 3.5%    Repurchase Agreement
 1.7%    Semiconductors & Equipment
 1.3%    Real Estate
 1.3%    Aerospace & Defense
 1.2%    Financials
 1.2%    Airlines
 1.2%    Oil & Gas
*PERCENTAGES ARE BASED ON NET ASSETS.

--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- 97.2%
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------
AUSTRALIA -- 1.8%
   National Australia Bank ...........................................        173,435      $   3,947,429
                                                                                           -------------
BELGIUM -- 3.1%
   Fortis ............................................................        150,000          4,155,586
   UCB ...............................................................         60,000          2,910,847
                                                                                           -------------
                                                                                               7,066,433
                                                                                           -------------
CANADA -- 1.3%
   Alcan .............................................................         90,000          2,926,013
                                                                                           -------------
FINLAND -- 1.6%
   Nokia .............................................................        220,000          3,499,006
                                                                                           -------------
FRANCE -- 10.4%
   AXA ...............................................................        175,000          4,290,168
   BNP Paribas .......................................................         50,000          3,285,482
   Cie de Saint-Gobain* ..............................................         58,000          3,264,568
   STMicroelectronics ................................................        265,000          3,725,504
   Suez ..............................................................        120,000          3,268,700
   Total .............................................................         25,000          5,567,246
                                                                                           -------------
                                                                                              23,401,668
                                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        3


THE ADVISORS' INNER CIRCLE FUND                                               MCKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------
GERMANY -- 8.0%
   Allianz ...........................................................         20,000      $   2,381,555
   BASF ..............................................................         40,000          2,587,591
   Bayerische Motoren Werke ..........................................         65,000          2,743,926
   E.ON ..............................................................         42,000          3,535,153
   MAN ...............................................................         90,000          3,779,531
   Siemens ...........................................................         40,000          2,924,272
                                                                                           -------------
                                                                                              17,952,028
                                                                                           -------------
HONG KONG -- 1.3%
   Henderson Land Development ........................................        650,000          3,018,292
                                                                                           -------------
ITALY -- 1.4%
   Telecom Italia, Ordinary Shares* ..................................        500,000          1,689,538
   Telecom Italia, Savings Shares* ...................................        525,000          1,477,499
                                                                                           -------------
                                                                                               3,167,037
                                                                                           -------------
JAPAN -- 25.9%
   Asahi Breweries ...................................................        350,000          4,460,277
   Asahi Glass .......................................................        220,000          2,438,736
   Astellas Pharma ...................................................        115,000          4,165,277
   Bridgestone .......................................................        175,000          3,361,054
   Canon .............................................................         51,000          2,663,871
   East Japan Railway ................................................            700          3,642,949
   Komatsu ...........................................................        275,000          1,939,665
   Kubota ............................................................        500,000          2,583,043
   Nippon Meat Packers ...............................................        200,000          2,525,854
   Nippon Oil ........................................................        375,000          2,652,147
   Nippon Telegraph & Telephone ADR ..................................        110,000          2,293,500
   Nippon Yusen ......................................................        600,000          3,562,884
   Oji Paper .........................................................        600,000          3,202,593
   Osaka Gas .........................................................        810,000          2,547,777
   Promise ...........................................................         43,500          2,815,279
   Shionogi ..........................................................        220,000          3,065,720
   Sony ..............................................................         70,000          2,615,451
   Tanabe Seiyaku ....................................................        320,000          3,367,297
   UFJ Holdings* .....................................................            800          4,209,122
                                                                                           -------------
                                                                                              58,112,496
                                                                                           -------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       4


THE ADVISORS' INNER CIRCLE FUND                                               MCKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------
NETHERLANDS -- 4.6%
   Aegon .............................................................        220,000      $   2,740,699
   Akzo Nobel .......................................................          70,000          2,864,630
   Koninklijke Philips Electronics ..................................          70,614          1,742,970
   Unilever .........................................................          45,000          2,891,870
                                                                                           -------------
                                                                                              10,240,169
                                                                                           -------------
PORTUGAL -- 1.3%
   Portugal Telecom .................................................         275,000          3,017,609
                                                                                           -------------
SINGAPORE -- 1.4%
   DBS Group Holdings ...............................................         360,000          3,149,587
                                                                                           -------------
SOUTH KOREA -- 1.0%
   Daewoo Shipbuilding & Marine Engineering .........................         125,000          2,231,471
                                                                                           -------------
SPAIN -- 2.5%
   Repsol YPF .......................................................         120,000          3,040,975
   Telefonica .......................................................         150,000          2,542,537
                                                                                           -------------
                                                                                               5,583,512
                                                                                           -------------
SWEDEN -- 4.5%
   Electrolux, Ser B ................................................         165,000          3,323,251
   Nordea Bank ......................................................         400,000          3,762,331
   Saab .............................................................         180,000          2,917,977
                                                                                           -------------
                                                                                              10,003,559
                                                                                           -------------
SWITZERLAND -- 4.0%
   Credit Suisse Group ..............................................         110,000          4,610,861
   Swiss Reinsurance ................................................          65,000          4,308,035
                                                                                           -------------
                                                                                               8,918,896
                                                                                           -------------
TAIWAN -- 1.4%
   Taiwan Semiconductor Manufacturing ADR ...........................         359,999          3,099,591
                                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       5

THE ADVISORS' INNER CIRCLE FUND                                               MCKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONCLUDED
--------------------------------------------------------------------------------------------------------

                                                                             SHARES            VALUE
                                                                          ------------     -------------
UNITED KINGDOM -- 21.7%
   Barclays .........................................................         390,000      $   3,999,886
   BG Group .........................................................         350,000          2,708,942
   Cadbury Schweppes ................................................         250,000          2,506,732
   Cadbury Schweppes ADR ............................................          20,000            813,000
   Diageo ...........................................................         230,000          3,399,989
   GlaxoSmithKline ADR ..............................................          80,000          4,044,000
   Kingfisher .......................................................         825,000          3,868,246
   Lloyds TSB Group .................................................         475,000          4,059,713
   Persimmon ........................................................         280,000          3,615,042
   Royal Bank of Scotland Group .....................................         120,000          3,607,403
   Scottish Power ...................................................         200,000          1,614,813
   Scottish Power ADR ...............................................          40,000          1,298,000
   Shell Transport & Trading ........................................         300,000          2,690,082
   Shell Transport & Trading ADR ....................................          70,000          3,770,900
   Tate & Lyle ......................................................         325,000          2,886,323
   Trinity Mirror ...................................................         300,000          3,649,802
                                                                                           -------------
                                                                                              48,532,873
                                                                                           -------------
   TOTAL COMMON STOCK
      (Cost $177,431,196) ...........................................                        217,867,669
                                                                                           -------------
--------------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.5%
--------------------------------------------------------------------------------------------------------
                                                                              FACE
                                                                             AMOUNT
                                                                          -------------
   Morgan Stanley
      2.50%, dated 04/29/05, to be repurchased
      on 05/02/05, repurchase price $7,953,764
      (collateralized by a U.S. Government obligation,
      par value $7,451,721, 3.625%, 01/15/08,
      with total market value $8,111,306)
      (Cost $7,952,107) .............................................      $7,952,107          7,952,107
                                                                                           -------------
   TOTAL INVESTMENTS -- 100.7%
      (Cost $185,383,303) ...........................................                        225,819,776
                                                                                           -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                        6


THE ADVISORS' INNER CIRCLE FUND                                               MCKEE INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                              APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
 WRITTEN OPTION -- 0.0%
--------------------------------------------------------------------------------------------------------

                                                                            CONTRACTS          VALUE
                                                                          -------------    -------------

   Taiwan Semiconductor January 2007, $10 Call
      (Premiums Received $(136,349)) ................................          (1,050)      $   (105,000)
                                                                                            ------------
OTHER ASSETS AND LIABILITIES -- (0.7)%
   Payable for Investment Securities Purchased ......................                         (3,032,363)
   Payable for Capital Shares Redeemed ..............................                             (5,061)
   Investment Advisory Fees Payable .................................                           (131,500)
   Administration Fees Payable ......................................                            (22,543)
   Trustees' Fees Payable ...........................................                             (3,086)
   Other Assets and Liabilities, Net ................................                          1,582,279
                                                                                            ------------
   TOTAL OTHER ASSETS AND LIABILITIES ...............................                         (1,612,274)
                                                                                            ------------
   NET ASSETS -- 100.0% .............................................                       $224,102,502
                                                                                            ============
--------------------------------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------
   Paid in Capital ..................................................                       $190,242,159
   Undistributed  net investment income .............................                          1,696,518
   Accumulated net realized loss on investments and written options..                         (8,227,743)
   Net unrealized appreciation on investments and written  options ..                         40,467,822
   Net unrealized depreciation on forward foreign
      currency contracts, foreign currencies and
      translation of other assets and liabilities
      denominated in foreign currencies .............................                            (76,254)
                                                                                            ------------
   NET ASSETS .......................................................                       $224,102,502
                                                                                            ============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization -- no par value) .....................                         19,037,802
                                                                                           =============
   NET ASSET VALUE, Offering and Net Redemption Price Per Share .....                             $11.77
                                                                                                  ======

     *  NON-INCOME PRODUCING SECURITY
   ADR  AMERICAN DEPOSITARY RECEIPT
   SER  SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                    SIX MONTHS
                                                                       ENDED
                                                                  APRIL 30, 2005
                                                                    (UNAUDITED)
                                                                  --------------
INVESTMENT INCOME:
Dividends ......................................................    $ 3,261,209
Interest .......................................................        131,799
Less: Foreign Taxes Withheld ...................................       (355,021)
                                                                    -----------
   TOTAL INCOME ................................................      3,037,987
                                                                    -----------

EXPENSES:
Investment Advisory Fees .......................................        794,865
Administration Fees ............................................        136,263
Trustees' Fees .................................................          3,976
Custodian Fees .................................................         69,565
Shareholder Servcing Fees ......................................         51,014
Transfer Agent Fees ............................................         29,608
Printing Fees ..................................................         12,397
Registration and Filing Fees ...................................         10,761
Legal Fees .....................................................          7,687
Audit Fees .....................................................          7,687
Other Expenses .................................................         14,107
                                                                    -----------
   TOTAL EXPENSES ..............................................      1,137,930
                                                                    -----------
NET INVESTMENT INCOME ..........................................      1,900,057
                                                                    -----------

NET REALIZED GAIN ON:
   Investments .................................................      5,955,647
   Written Options .............................................         85,400
   Foreign Currency Transactions ...............................        126,818
                                                                    -----------
NET REALIZED GAIN ..............................................      6,167,865
                                                                    -----------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments .................................................     10,422,743
   Written Options .............................................        (50,061)
   Foreign Currency Transactions ...............................       (126,046)
                                                                    -----------
NET CHANGE IN UNREALIZED APPRECIATION ..........................     10,246,636
                                                                    -----------
NET GAIN ON INVESTMENTS, WRITTEN OPTIONS AND
   FOREIGN CURRENCY TRANSACTIONS ...............................     16,414,501
                                                                    -----------
Net Increase in Net Assets
   Resulting from Operations ...................................    $18,314,558
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                             MCKEE INTERNATIONAL
                                                                            EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------

                                                                    SIX MONTHS        YEAR
                                                                       ENDED          ENDED
                                                                  APRIL 30, 2005    OCTOBER 31,
                                                                    (UNAUDITED)        2004
                                                                  --------------   ------------

OPERATIONS:
   Net Investment Income .......................................   $  1,900,057    $  2,549,794
   Net Realized Gain on Investments, Written Options, and
     Foreign Currency Transactions .............................      6,167,865       8,250,090
   Net Change in Unrealized Appreciation on Investments,
     Written Options and Foreign Currency Transactions .........     10,246,636      25,060,898
                                                                   ------------    ------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ...........................................     18,314,558      35,860,782
                                                                   ------------    ------------
DIVIDENDS:
   Net Investment Income .......................................     (3,032,813)     (1,878,674)
                                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................      6,637,096      35,396,497
   In Lieu of Cash Distributions ...............................      2,995,683       1,779,475
   Redemption Fees -- Note 2 ...................................          2,875          21,840
   Redeemed ....................................................    (16,002,019)     (9,378,135)
                                                                   ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE
     TRANSACTIONS ..............................................     (6,366,365)     27,819,677
                                                                   ------------    ------------
   TOTAL INCREASE IN NET ASSETS ................................      8,915,380      61,801,785
                                                                   ------------    ------------
NET ASSETS:
   Beginning of Period .........................................    215,187,122     153,385,337
                                                                   ------------    ------------
   End of Period (Including Undistributed Net Investment Income
     of $1,696,518 and $2,829,274, respectively) ...............   $224,102,502    $215,187,122
                                                                   ============    ============
SHARE TRANSACTIONS:
   Issued ......................................................        554,193       3,427,030
   In Lieu of Cash Distributions ...............................        247,577         202,053
   Redeemed ....................................................     (1,318,067)       (910,985)
                                                                   ------------    ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ........................................       (516,297)      2,718,098
                                                                   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                               MCKEE INTERNATIONAL
                                                                                              EQUITY PORTFOLIO

-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
                                                                                 SELECTED PER SHARE DATA & RATIOS
                                                                   FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                SIX MONTHS
                                   ENDED                           YEARS ENDED OCTOBER 31,
                              APRIL 30, 2005    ----------------------------------------------------------------
                               (UNAUDITED)         2004         2003        2002(1)         2001         2000
                              --------------    ----------   ----------   ----------     ----------   ----------
Net Asset Value,
   Beginning of Period ........  $  11.00        $   9.11     $   7.14     $   8.30       $  12.33     $  14.04
                                 --------        --------     --------     --------       --------     --------
Income/Gain (Loss) from
   Investment Operations:
   Net Investment Income ......      0.10*           0.14*        0.11         0.10           0.08         0.05
   Net Realized and Unrealized
     (Gain) Loss ..............      0.83*           1.86*        1.89        (1.17)         (2.26)       (0.17)
                                 --------        --------     --------     --------       --------     --------
   Total from Investment
     Operations ...............      0.93            2.00         2.00        (1.07)         (2.18)       (0.12)
                                 --------        --------     --------     --------       --------     --------
Redemption Fees ...............        --**            --           --           --           0.01         0.01
                                 --------        --------     --------     --------       --------     --------
Dividends and Distributions:
   Net Investment Income ......     (0.16)          (0.11)       (0.03)       (0.09)         (0.02)       (0.13)
   Net Realized Gain ..........        --              --           --           --          (1.84)       (1.47)
                                 --------        --------     --------     --------       --------     --------
   Total Dividends and
     Distributions ............     (0.16)          (0.11)       (0.03)       (0.09)         (1.86)       (1.60)
                                 --------        --------     --------     --------       --------     --------
Net Asset Value,
   End of Period ..............  $  11.77        $  11.00     $   9.11     $   7.14       $   8.30     $  12.33
                                 ========        ========     ========     ========       ========     ========
TOTAL RETURN+ .................      8.45%          22.13%       28.16%      (13.05)%       (20.22)%      (1.69)%
                                 ========        ========     ========     ========       ========     ========

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of
   Period (Thousands) .........  $224,103        $215,187     $153,385     $111,156       $126,562     $163,684
Ratio of Expenses
   to Average Net Assets ......      1.00%***        0.99%        1.00%        1.02%          1.05%        1.02%
Ratio of Net Investment
   Income to Average
   Net Assets .................      1.67%***        1.34%        1.54%        1.15%          0.83%        0.37%
Portfolio Turnover Rate .......        12%             13%          17%          23%            60%          60%

   * PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD. ** AMOUNT IS LESS THAN $0.01.
 *** ANNUALIZED
   + RETURNS  SHOWN DO NOT REFLECT  THE  DEDUCTION  OF TAXES THAT A  SHAREHOLDER
     WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 (1) ON JUNE 24, 2002,  THE ADVISORS'  INNER CIRCLE  FUND'S MCKEE  INTERNATIONAL
     EQUITY PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND'S MCKEE INTERNATIONAL EQUITY PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM MCKEE INTERNATIONAL EQUITY PORTFOLIO.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the relevant securities that such limits have been exceeded. In

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser or any sub-adviser to the Portfolio believes that the fair values provided by FT are not reliable, the adviser or sub-adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two par-ties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2005, there were no open forward foreign currency exchange contracts.

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Net Assets. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized.

     The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Net Assets. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     WRITTEN OPTIONS TRANSACTIONS -- Written option transactions entered into during the six months ended April 30, 2005 are summarized as follows:

                                                            NUMBER      PREMIUM
                                                         OF CONTRACTS    (000)
                                                         ------------   --------
     Balance at the beginning of period                       700         $ 85
     Contracts written during the period                      350           51
                                                            -----         ----
     Balance at end of period                               1,050         $136
                                                            =====         ====

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     OTHER -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six months ended April 30, 2005 there were $2,875 in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND TRANSFER AGENT
   AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the six months ended April 30, 2005, the Administrator was paid 0.12% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, C.S. McKee, L.P. (the "Adviser") provides investment advisory services for the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2005, the Portfolio made purchases of $26,257,964 and sales of $27,787,993 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions and a reclass of distributions.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:
                                            ORDINARY
                                             INCOME
                                          ------------
                           2004            $1,878,674
                           2003               497,981

As of October 31, 2004, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income             $  2,829,273
Capital Loss Carryforwards                 (14,394,883)
Unrealized Appreciation                     30,144,208
                                          ------------
Total Distributable Earnings              $ 18,578,598
                                          ============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2004, the outstanding capital loss carryforwards were as follows:

                                                         TOTAL CAPITAL
        EXPIRES         EXPIRES         EXPIRES         LOSS CARRYOVER
         2011            2010            2009             10/31/04
      ------------    -----------     -----------      ----------------
       $5,215,833     $3,180,470      $5,998,580        $14,394,883

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO

--------------------------------------------------------------------------------

For the year ended October 31, 2004, the Portfolio utilized $7,983,056 of net capital loss carryforwards to offset net capital gains. For Federal income tax purposes, the cost of securities owned at April 30, 2005, were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation, held by the Portfolio at April 30, 2005, were as follows:

       FEDERAL         APPRECIATED      DEPRECIATED      NET UNREALIZED
      TAX COST         SECURITIES       SECURITIES        APPRECIATION
     -----------       ----------       ----------       --------------
    $185,246,954      $45,910,032      $(5,442,210)       $40,467,822

8. CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9. OTHER:

At April 30, 2005, 45% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

o ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown maY not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES -- CONCLUDED
--------------------------------------------------------------------------------

                                BEGINNING      ENDING                  EXPENSES
                                 ACCOUNT       ACCOUNT    ANNUALIZED     PAID
                                  VALUE         VALUE       EXPENSE     DURING
                                10/31/04      04/30/05      RATIOS      PERIOD*
--------------------------------------------------------------------------------
MCKEE INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN         $1,000.00     $1,084.50      1.00%       $5.17
HYPOTHETICAL 5% RETURN           1,000.00      1,019.84      1.00         5.01

*Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Portfolio service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative reviewed the Adviser's history and reviewed the biographies of key investment management personnel, noting that both managers have between $100,000 and $500,000 of personal assets in the Portfolio and that the Portfolio is an investment option in McKee's 401(k) plan. The representative also detailed the Adviser's investment process, discussing the Adviser's approach to country allocation, including emerging markets. The representative also discussed the Adviser's compliance program, noting that there were no compliance issues to report. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENTS -- CONCLUDED
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Portfolio.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolio's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Portfolio.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profit levels were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Portfolio was consistent with industry standards. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not believe that such economies had yet occurred.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                                      NOTES

                                      NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:
                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004











          This information must be preceded or accompanied by a current prospectus for the Portfolio described.




CSM-SA-001-0400

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.